HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2018 to the Summary Prospectus for the Funds and the Prospectus for Highland Funds II, each dated February 1, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus should be read in conjunction with the Summary Prospectus and Prospectus.

PORTFOLIO MANAGERS

Effective December 31, 2017, Susan King Riechel will no longer serve as a portfolio manager of the Funds. All references to Ms. Riechel contained in the Funds’ Summary Prospectus and Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HFII-HFB-HTX-PROS-SUPP2-0118

HIGHLAND FUNDS II

Fund	Class A	Class C	Class Y
Highland Fixed Income Fund	HFBAX	HFBCX	HFBYX
Highland Tax-Exempt Fund	HTXAX	HTXCX	HTXYX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2018 to the Statement of Additional Information (“SAI”) for Highland Funds II, dated April 3, 2017, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective December 31, 2017, Susan King Riechel will no longer serve as a portfolio manager of the Funds. All references to Ms. Riechel contained in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HFII-HFB-HTX-SAI-SUPP1-0118